Non-interest revenue (Tables)	12 Months Ended
Mar. 31, 2021
Summary of Disaggregation of Revenue
The table below presents the fees and commissions disaggregated by revenue source for the fiscal years ended March 31, 2019, March 31, 2020 and March 31, 2021.

	Fiscal years ended March 31,
	2019		2020		2021		2021
	(In millions)
Deposit related fees	Rs.	25,383.0	Rs.	29,031.9	Rs.	28,150.4	US$	384.9
Lending related fees		30,176.2		30,699.9		30,973.1		423.5
Third-party products related fees		22,000.4		28,169.6		35,733.0		488.6
Payments and cards business fees		47,012.4		58,899.3		50,758.2		694.0
Others		9,583.2		13,298.8		19,795.7		270.6

Fees and commissions	Rs.	134,155.2	Rs.	160,099.5	Rs.	165,410.4	US$	2,261.6

The table below presents the fees and commission disaggregated by segment for the fiscal years ended March 31, 2019, March 31, 2020 and March 31, 2021.

	Fiscal year ended March 31,
	2019	2020	2021	2021
	(In millions)
Retail Banking	Rs.123,070.6	Rs.146,855.7	Rs.153,018.2	US$	2,092.1
Wholesale Banking	10,839.6	13,041.6	11,712.7		160.1
Treasury Services	245.0	202.2	679.5		9.4

Fees and commissions	Rs.134,155.2	Rs.160,099.5	Rs.165,410.4	US$	2,261.6